CONVERTIBLE NOTE (Details Narrative) - Securities Purchase Agreement [Member] $ / shares in Units, $ in Millions	Jan. 31, 2023 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face value | $	$ 9
Interest rate per annum	5.00%
Share price | $ / shares	$ 0.00172